UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1 – Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended April 30, 2008

Total Return for the 6 Months Ended April 30, 2008

Class A	Class B	Class C	Class I+	Lehman Brothers Intermediate U.S. Government/ Credit Index[1]	Lipper Multi- Sector Income Funds Index[2]
−1.96%	−2.25%	−2.25%	−2.00%	4.45%	1.02%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the ‘‘Fed’’) stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 4.5 percent to 2.0 percent, but in an unprecedented move, the Fed granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase’s purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Throughout the period bond market performance reflected the yield declines that occurred across the U.S. Treasury curve. The short end of the curve experienced the greatest declines, causing the curve to end the period steeper. Overall, Treasury securities outperformed all other sectors of the fixed income market as the flight to quality that took place throughout most of the period drove prices higher.

Within the corporate sector, credit spreads widened. Financials were particularly hard hit as writedowns on mortgage-related securities by major banks and Wall Street firms hurt the sector’s performance. Overall, higher-rated securities outperformed those with lower ratings. The mortgage sector continued to struggle, with non-agency mortgages experiencing the greatest price declines. Much of the growth in mortgage issuance in recent years has been in this sector as these non-traditional mortgages offered more lenient borrowing terms and therefore, were available to a broader set of borrowers. In the wake of the subprime mortgage meltdown and subsequent sharp diminishment in the availability of non-conforming mortgage loans, the performance of non-agency mortgages has suffered considerably.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust underperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and the Lipper Multi-Sector Income Funds Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

The primary detractor from the Fund’s performance was its overweight position relative to the Lehman Brothers Intermediate U.S. Government/Credit Index in non-agency mortgage securities. The specific non-agency mortgage securities or CMOs (collateralized mortgage obligations) that are held in the Fund are option adjustable-rate mortgages (ARMs), also known as MTA (moving Treasury average) floaters, and are backed primarily by Alt-A borrowers – those who have relatively strong credit but are not considered ‘‘prime’’ borrowers. The securities are not backed by subprime borrowers. Furthermore, the capital structure of a CMO is broken into four tranches – senior, middle, junior, and subordinated. The securities in the Fund are concentrated in the senior and middle tranches of the capital structure, where there is relatively more subordination, with the majority being in the middle tranches. While all non-agency mortgage securities held in the Fund have suffered price declines during the period, the decline in value of the middle tranches of these securities had the greatest impact on performance.

The Fund also held an underweight position in corporate bonds with a focus on higher quality credits. Over the course of the period, this sector struggled as the flight to quality pushed credit spreads wider, particularly on lower-quality securities. As a result, the Fund’s underweight to the sector as well as its emphasis on higher quality issues benefited relative performance.

The Fund’s yield-curve positioning was also additive to performance. Throughout most of the period, we positioned the Fund to benefit from a steepening of the yield curve by underweighting the longer end of the yield curve and overweighting the intermediate portion of the curve. Over the course of the period, the curve did steepen as short-term rates declined to a greater extent than longer-term rates and therefore, the Fund’s positioning benefited returns.

The Fund’s small emerging market debt position also had a favorable effect on performance. Overall, our strategy favored local-currency denominated securities in Argentina, Brazil, Mexico, Turkey, and a few other smaller countries.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION++ as of 04/30/08
Foreign Government & Corporate Bonds	34.0%
U.S. Corporate Bonds	26.6
Mortgage-Backed Securities	16.2
Collateralized Mortgage Obligations	15.2
Commercial Mortgage-Backed Securities	3.7
Short-Term Investments	2.9
Senior Loans	1.0
Asset-Backed Security	0.4

LONG-TERM CREDIT ANALYSIS as of 04/30/08
AAA	33.8%
AA	7.3
A	2.7
BBB	15.4
BB	17.0
B	20.4
NR	3.4

++ Does not include open long/short futures contracts with an underlying face amount of $132,139,626 with unrealized depreciation of $830,987. Also does not include open swap contracts and open forward foreign currency contracts with net unrealized appreciation of $2,717,103.
Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition are as a percentage of total investments and long-term credit analysis are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2008

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	0.06%	[3]	(0.54)%	[3]	(0.54)%	[3]	0.14% [3]
	(4.19)	[4]	(5.21)	[4]	(1.47)	[4]	—
5 Years	5.86	[3]	5.19	[3]	5.21	[3]	6.08 [3]
	4.95	[4]	4.89	[4]	5.21	[4]	—
10 Years	2.76	[3]	2.24	[3]	2.12	[3]	2.99 [3]
	2.32	[4]	2.24	[4]	2.12	[4]	—
Since Inception	3.10	[3]	4.02	[3]	2.45	[3]	3.33 [3]
	2.68	[4]	4.02	[4]	2.45	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Sector Income Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period @
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (−1.96% return)	$1,000.00	$980.40	$5.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.19	$5.72
Class B
Actual (−2.25% return)	$1,000.00	$977.50	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.72
Class C
Actual (−2.25% return)	$1,000.00	$977.50	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.72
Class I @@
Actual (−2.00% return)	$1,000.00	$980.00	$4.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.44	$4.47

@	Expenses are equal to the Fund’s annualized expense ratios of 1.14%, 1.74%, 1.74% and 0.89% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Government & Corporate Bonds (97.2%)
	Foreign (34.4%)
	Argentina (0.4%)
	Government Obligations
$630	Republic of Argentina (k)	5.83%	12/31/33	$182,700
656	Republic of Argentina (k)(o)(u)	8.28	12/31/33	443,762
	Total Argentina			626,462
	Bermuda (0.2%)
	Paper & Forest Products (0.1%)
245	Nine Dragons paper Holdings Limited – 144A (a)	7.875	04/29/13	243,311
	Oilfield Services/Equipment (0.1%)
115	Wealtherford International Ltd.	6.00	03/15/18	118,312
	Total Bermuda			361,623
	Brazil (4.5%)
	Government Obligations (4.2%)
BRL 1,161	Federative Republic of Brazil	0.00	01/01/10	683,809
$900	Federative Republic of Brazil	6.00	01/17/17	942,750
1,080	Federative Republic of Brazil	8.00	01/15/18	1,233,900
1,190	Federative Republic of Brazil	8.875	10/14/19	1,536,528
230	Federative Republic of Brazil	8.875	04/15/24	294,400
360	Federative Republic of Brazil	10.50	07/14/14	464,400
1,440	Federative Republic of Brazil	11.00	08/17/40	1,964,520
430	Federative Republic of Brazil	14.50	10/15/09	497,725
				7,618,032
	Major Banks (0.3%)
BRL 810	Banco ABN AMRO Real	16.20	02/22/10	508,626
	Total Brazil			8,126,658
	Canada (5.0%)
	Media Conglomerates (0.5%)
$934	Canwest Media Inc.	8.00	09/15/12	899,369
	Oil & Gas Pipelines (0.9%)
1,585	Kinder Morgan Finance Co.	5.70	01/05/16	1,525,562
	Oil & Gas Production (3.0%)
710	Husky Oil Ltd. (Canada)	8.90	08/15/28	719,945
870	Pemex Project Funding Master Trust – 144A (a)	4.10	06/15/10	869,565

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,020	Pemex Project Funding Master Trust – 144A (a)	5.75%	03/01/18	$2,090,700
410	Pemex Project Funding Master Trust	8.625	12/01/23	519,675
1,100	Pemex Project Funding Master Trust	9.125	10/13/10	1,237,500
				5,437,385
	Other Transportation (0.6%)
970	CHC Helicopter Corp.	7.375	05/01/14	984,550
	Total Canada			8,846,866
	Cayman Islands (0.2%)
	Property – Casualty Insurers
430	Mantis Reef Ltd. – 144A (a)	4.692	11/14/08	427,675
	Colombia (0.1%)
	Government Obligation
160	Republic of Columbia	11.75	02/25/20	239,200
	Denmark (0.6%)
	Finance/Rental/Leasing (0.0%)
DKK 261	Realkredit Denmark	6.00	10/01/29	56,387
0	Unikredit Realkredit	5.00	07/01/29	34
				56,421
	Telecommunications (0.6%)
$460	Nordic Telephone Co. – 144A (a)	8.875	05/01/16	472,650
EUR 400	TDC AS	6.50	04/19/12	610,527
				1,083,177
	Total Denmark			1,139,598
	Ecuador (0.3%)
	Government Obligations
$100	Republic of Ecuador – 144A (a)	9.375	12/15/15	106,375
490	Republic of Ecuador – 144A (a)	10.00 (b)	08/15/30	494,900
	Total Ecuador			601,275
	Egypt (0.2%)
	Government Obligation
EGP 1,690	Arab Republic – 144A (a)	8.75%	07/18/12	318,645
	France (0.3%)
	Media Conglomerates (0.2%)
$340	Vivendi – 144A (a)	6.625	04/04/18	332,482

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Oilfield Services/Equipment (0.1%)
$125	Compangnie General de Geophysique Veritas	7.50%		05/15/15	$129,687
	Total France				462,169
	Ghana (0.2%)
	Government Obligation
359	Republic of Ghana – 144A (a)	8.50		10/04/17	376,052
	Indonesia (0.6%)
	Government Obligation (0.2%)
442	Republic of Indonesia – 144A (a)	7.75		01/17/38	445,315
	Pulp & Paper (0.4%)
1,648	Tjiwi Kimia Finance BV – 144A (a)	0.00	(g)	04/29/27	123,574
10	Tjiwi Kimia Finance BV – 144A (a)	4.929	(b)	04/29/15	7,923
667	Tjiwi Kimia Finance BV – 144A (a)	4.929	(b)	04/29/18	246,798
335	Tjiwi Kimia International	4.93	(b)	04/29/15	256,493
					634,788
	Total Indonesia				1,080,103
	Ireland (0.3%)
	Wireless Telecommunications
465	VIP FIN (VIMPELCOM) – 144A (a)	9.125		04/30/18	466,523
	Ivory Coast (0.1%)
	Government Obligation
560	Ivory Coast	3.00	(d)	03/29/18	201,600
	Japan (4.6%)
	Government Obligations
JPY 214,500	Government of Japan	0.80		03/20/13	2,029,551
650,000	Government of Japan	1.00		06/15/09	6,267,610
	Total Japan				8,297,161
	Luxembourg (0.9%)
	Oil & Gas Production (0.4%)
$702	TNK-BP Finance SA – 144A (a)	7.875		03/13/18	698,490
	Steel (0.1%)
100	Evraz Group SA – 144A (a)	9.50		04/24/18	101,750

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Wireless Telecommunications (0.4%)
$740	Wind Acquisition Finance SA – 144A (a)	10.75%	12/01/15	$801,050
	Total Luxembourg			1,601,290
	Mexico (1.9%)
	Government Obligations (1.8%)
MXN 4,510	Mexican Fixed Rate Bonds – 144A (a)	8.00	12/17/15	431,511
8,104	Mexican Fixed Rate Bonds	9.50	12/18/14	836,457
$1,316	United Mexican States	5.625	01/15/17	1,386,406
400	United Mexican States	6.75	09/27/34	443,800
				3,098,174
	Telecommunications (0.1%)
275	Axtel S.A.B. de C.V.	11.00	12/15/13	299,062
	Total Mexico			3,397,236
	Peru (0.8%)
	Government Obligations
310	Republic of Peru	8.375	05/03/16	377,270
230	Republic of Peru	8.75	11/21/33	305,900
537	Republic of Peru	9.875	02/06/15	689,723
	Total Peru			1,372,893
	Philippines (3.3%)
	Government Obligations
1,824	Republic of Philippines	8.875	03/17/15	2,172,840
450	Republic of Philippines	9.00	02/15/13	525,960
2,458	Republic of Philippines	9.50	02/02/30	3,235,342
	Total Philippines			5,934,142
	Russia (5.0%)
	Government Obligations (3.5%)
2,296	Federative Republic of Russia	7.50	03/31/30	2,634,700
811	Federative Republic of Russia	11.00	07/24/18	1,171,895
$600	Federative Republic of Russia	12.75	06/24/28	1,086,000
RUB 10,000	JP Morgan Chase Co. (j)	7.00	06/28/17	340,481
$990	Ministry Finance Russia	3.00	05/14/11	948,840
				6,181,916
	Financial Conglomerates (0.3%)
479	Citigroup Inc. – 144A (a) (j)	7.34	02/24/10	475,009

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Major Banks (0.4%)
$214	Russian Agricultural Bank – 144A (a)	6.299%	05/15/17	$199,823
480	Russian Agricultural Bank – 144A (a)	7.175	05/16/13	492,600
100	Russian Agricultural Bank	7.175	05/16/13	102,500
				794,923
	Oil & Gas Pipelines (0.8%)
597	Gaz Capital – 144A (a)	6.212	11/22/16	565,658
810	Gaz Capital	8.625	04/28/34	949,725
				1,515,383
	Total Russia			8,967,231
	Switzerland (0.3%)
	Secondary Education
NGN 69,900	UBS AG JERSEY – 144A (a)	0.00	04/09/09	544,006
	Turkey (2.1%)
	Government Obligations
$384	Republic of Turkey	6.75	04/03/18	383,520
1,498	Republic of Turkey	11.00	01/14/13	1,812,580
500	Republic of Turkey	11.50	01/23/12	598,750
590	Republic of Turkey	11.875	01/15/30	908,600
	Total Turkey			3,703,450
	Ukraine (0.2%)
	Government Obligation
440	Ukraine Ministry of Finance – 144A (a)	6.58	11/21/16	432,300
	United Kingdom (0.2%)
	Cable/Satellite TV
210	National Cable PLC	8.75	04/15/14	204,225
115	National Cable PLC	9.125	08/15/16	111,550
	Total United Kingdom			315,775
	Venezuela (2.0%)
	Government Obligations
310	Republic of Venezuela	8.50	10/08/14	291,400
2,445	Republic of Venezuela	9.25	09/15/27	2,231,063
1,000	Republic of Venezuela	10.75	09/19/13	1,035,000
	Total Venezuela			3,557,463
	Total Foreign (Cost $60,323,462)			61,574,951

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	United States (62.8%)
	Corporate Bonds (26.9%)
	Advertising/Marketing Services (1.5%)
$543	Dex Media West/Finance (Series B)	9.875%		08/15/13	$513,135
1,175	Idears Inc.	8.00		11/15/16	769,625
465	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	404,550
1,125	Valassis Communications, Inc.	8.25		03/01/15	1,006,875
					2,694,185
	Air Freight/Couriers (0.1%)
185	FedEx Corp.	7.25		02/15/11	195,054
	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875		06/01/11	320,762
	Auto Parts: O.E.M. (0.2%)
415	ArvinMeritor, Inc.	8.75		03/01/12	408,775
	Broadcasting (0.2%)
575	Univision Communications Inc. – 144A (a)	9.75	(c)	03/15/15	416,875
	Building Products (0.5%)
790	Interface Inc.	9.50		02/01/14	817,650
	Cable/Satellite TV (1.4%)
850	Cablevision Systems Corp. (Series B)	7.133	(b)	04/01/09	860,625
536	CCH I LLC/CCH I Capital Corp.	11.00		10/01/15	419,420
625	EchoStar DBS Corp.	6.375		10/01/11	623,437
545	Echostar DBS Corp.	6.625		10/01/14	534,100
					2,437,582
	Casino/Gaming (2.6%)
6,500	Aladdin Gaming Holdings (Series B) (u)	13.50	(d)	03/01/10	0
855	Harrah’s Operating Co., Inc.	5.375		12/15/13	534,375
1,240	Isle of Capri Casinos, Inc.	7.00		03/01/14	961,000
955	Las Vegas Sands Corp.	6.375		02/15/15	849,950
1,630	MGM Mirage	6.00		10/01/09	1,634,075
3,904	Resort At Summerlin LP/Ras Co. (Series B) (p) (u)	13.00	(d)	12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	212,187
675	Station Casinos, Inc.	6.875		03/01/16	437,063
					4,628,650

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Chemicals: Specialty (1.2%)
$1,400	Innophos, Inc.	8.875%		08/15/14	$1,400,000
715	Koppers Holdings, Inc.	0.00	(g)	11/15/14	629,200
161	Koppers Inc.	9.875		10/15/13	171,465
					2,200,665
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	180,688
	Computer Processing Hardware (0.1%)
180	Dell Inc. – 144A (a)	5.65		04/15/18	177,508
	Containers/Packaging (1.7%)
1,555	Berry Plastics Holding Corp.	8.875		09/15/14	1,461,700
650	Graphic Packaging International Corp.	9.50		08/15/13	650,000
850	Owens-Illinois, Inc.	7.50		05/15/10	881,875
					2,993,575
	Data Processing Services (0.5%)
275	Fiserv Inc.	6.80		11/20/17	280,885
495	SunGard Data Systems Inc.	9.125		08/15/13	519,750
					800,635
	Discount Stores (0.1%)
235	Wal-Mart Stores, Inc.	4.25		04/15/13	236,214
	Drugstore Chains (0.4%)
895	Rite Aid Corp.	8.625		03/01/15	731,663
	Electric Utilities (0.9%)
36	AES Corp. (The)	8.875		02/15/11	38,250
53	AES Corp. (The)	9.375		09/15/10	56,644
100	IPALCO Enterprises, Inc.	8.625		11/14/11	108,250
390	Texas Competitive Electric Holdings Co. LLC – 144A (a)	10.25		11/01/15	408,525
810	Texas Competitive Electric Holdings Co. LLC – 144A (a)	10.25		11/01/15	848,475
220	Texas Eastern Transmission	7.00		07/15/32	229,306
					1,689,450
	Electrical Products (0.4%)
746	Ormat Funding Corp.	8.25		12/30/20	764,846
	Electronic Production Equipment (0.3%)
475	KLA-Tencor Corp.	6.90		05/01/18	479,599

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Finance/Rental/Leasing (1.4%)
$1,160	Capmark Financial Group Inc. – 144A (a)	5.875%		05/10/12	$964,601
1,680	Ford Motor Credit Co. LLC.	7.25		10/25/11	1,514,070
					2,478,671
	Financial Conglomerates (0.9%)
190	Citigroup Inc.	8.40	(e)	04/29/49	192,533
1,647	GMAC LLC	6.875		09/15/11	1,373,458
100	Prudential Financial, Inc.	6.625		12/01/37	99,097
					1,665,088
	Food Retail (0.7%)
191	CA FM Lease Trust – 144A (a)	8.50		07/15/17	214,071
818	Delhaize America, Inc.	9.00		04/15/31	1,014,947
					1,229,018
	Food: Meat/Fish/Dairy (1.5%)
420	Michael Foods, Inc.	8.00		11/15/13	409,500
1,330	Pilgrim’s Pride Corp.	7.625		05/01/15	1,270,150
870	Smithfield Foods, Inc.	7.00		08/01/11	865,650
100	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	102,500
					2,647,800
	Foods & Beverages (0.1%)
110	Dr. Pepper Snapple Group, Inc.	6.82		05/01/18	114,315
	Gas Distributors (0.1%)
230	Equitable Resources, Inc.	6.50		04/01/18	231,048
	Home Building (0.1%)
160	Pulte Homes, Inc.	6.375		05/15/33	129,600
	Hospital/Nursing Management (2.0%)
535	HCA, Inc.	5.75		03/15/14	465,450
1,655	HCA, Inc.	7.69		06/15/25	1,396,175
620	Sun Healthcare Group, Inc.	9.125		04/15/15	629,300
1,090	Tenet Healthcare Corp.	7.375		02/01/13	1,016,425
					3,507,350
	Industrial Specialties (0.3%)
410	Johnsondiversey, Inc.	9.625		05/15/12	416,150
92	GrafTech Finance Inc.	10.25		02/15/12	96,140
					512,290

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Insurance Brokers/Services (0.5%)
$780	Farmers Insurance Exchange – 144A (a)	8.625%		05/01/24	$826,734
	Medical Specialties (0.4%)
455	Hospira, Inc.	3.176	(b)	03/30/10	439,835
190	Invacare Corp.	9.75		02/15/15	191,425
					631,260
	Medical/Nursing Services (0.6%)
1,020	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	1,073,550
	Miscellaneous (0.1%)
215	Oracle Corp.	5.75		04/15/18	219,310
	Miscellaneous Commercial Services (0.5%)
100	Iron Mountain Inc.	7.75		01/15/15	102,500
815	Iron Mountain Inc.	8.625		04/01/13	833,338
					935,838
	Miscellaneous Manufacturing (0.1%)
1,160	Propex Inc.	10.00	(d)	12/01/12	110,200
	Oil & Gas Pipelines (0.4%)
225	Colorado Interstate Gas Co.	6.80		11/15/15	237,436
480	Pacific Energy Partners/Finance	7.125		06/15/14	491,436
					728,872
	Oil & Gas Production (1.0%)
490	Chaparral Energy, Inc.	8.875		02/01/17	450,800
530	Chesapeake Energy Corp.	7.50		09/15/13	551,200
805	Hilcorp Energy/Finance – 144A (a)	7.75		11/01/15	796,950
					1,798,950
	Oilfield Services/Equipment (0.4%)
695	Helix Energy Solutions Group Inc.	9.50		01/15/16	728,013
	Pharmaceuticals: Other (0.1%)
185	Axcan Intermediate Holdings Inc. – 144A (a)	12.75		03/01/16	182,854
	Pulp & Paper (0.1%)
205	Glatfelter – 144A (a)	7.125		05/01/16	202,950
	Railroads (0.3%)
565	Union Pacific Corp.	5.45		01/31/13	569,344
	Real Estate Development (0.2%)
540	Realogy Corp.	10.50		04/15/14	399,600

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Restaurants (0.4%)
$580	Aramark Corp.	5.00%		06/01/12	$524,900
80	Aramark Corp.	6.739	(b)	02/01/15	77,400
170	Aramark Corp.	8.50		02/01/15	178,075
					780,375
	Savings Banks (0.1%)
300	Washington Mutual Preferred Funding LLC	9.75	(e)	10/29/49	261,386
	Semiconductors (0.3%)
550	Freescale Semiconductor, Inc.	8.875		12/15/14	486,750
	Services To The Health Industry (0.2%)
240	LVB Acquisition Merger Sub Inc.	10.375	(c)	10/15/17	255,600
160	Medco Health Solutions, Inc.	7.125		03/15/18	168,192
					423,792
	Specialty Stores (0.6%)
1,060	Sonic Automotive, Inc. (Series B)	8.625		08/15/13	1,012,300
	Specialty Telecommunications (0.8%)
400	American Tower Corp.	7.125		10/15/12	410,000
470	American Tower Corp.	7.50		05/01/12	482,925
118	Intelsat Corp.	9.00		08/15/14	119,623
330	Qwest Communications International, Inc.	6.565	(b)	02/15/09	331,650
145	Qwest Corp.	5.625		11/15/08	145,544
					1,489,742
	Telecommunications (0.0%)
654	Exodus Communications, Inc. (p)(u)	11.625	(d)	07/15/10	0
4,679	Rhythms Netconnections, Inc. (p)(u)	12.75	(d)	04/15/09	0
					0
	Tobacco (0.3%)
580	Reynolds American Inc.	6.50		07/15/10	597,400
	Total Corporate Bonds (Cost $66,135,869)				48,148,776

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies – Mortgage-Backed Securities (16.5%)
	Federal Home Loan Mortgage Corp. (3.2%)
$23		6.50%	02/01/09– 09/01/33	$24,406
675		6.50	(f)	699,152
3,391		7.50	07/01/17– 10/01/32	3,661,095
178		9.00	06/01/30– 01/01/31	197,867
574		8.00	09/01/24– 08/01/32	621,558
411		8.50	11/01/15– 07/01/31	456,014
1		9.50	07/01/20	721
				5,660,813
	Federal National Mortgage Assoc. (11.6%)
3,063		6.00	01/01/19– 10/01/33	3,175,854
813		6.50	01/01/32– 11/01/33	846,720
650		6.50	(f)	671,226
4,887		7.00	12/01/25– 12/01/34	5,200,732
6,882		7.50	08/01/22– 03/01/33	7,411,563
1,261		8.00	06/01/22– 07/01/31	1,366,020
1,764		8.50	02/01/09– 06/01/32	1,927,116
56		9.00	09/01/21– 09/01/30	62,178
				20,661,409
	Federal National Mortgage Assoc. (ARM) (1.0%)
916		5.005	09/01/35	923,264
919		5.124	06/01/35	936,992
				1,860,256

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Assoc. (Dwarf) (0.0%)
$1		6.00%		04/01/13	$962
10		7.00		08/01/08– 01/01/09	11,004
					11,966
	Government National Mortgage Assoc. (0.7%)
722		7.50		05/15/17– 11/15/26	778,003
231		8.00		02/15/22– 05/15/30	299,336
73		8.50		08/15/22– 12/15/24	80,427
					1,157,766
	Government National Mortgage Assoc. (II) (0.0%)
66		7.50		07/20/25	70,836
	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $29,059,848)				29,423,046
	Asset-Backed Security (0.4%)
	Citibank Credit Card Issuance Trust
670	2007-A8 A8 (Cost $666,214)	5.65		09/20/19	659,636
	Collateralized Mortgage Obligations (15.4%)
	U.S. Government Agencies (0.3%)
	Fannie Mae Strips
926	356 25 (IO)	7.00		12/01/34	200,079
500	356 28 (IO)	7.50		03/01/35	103,010
173	356 29 (IO)	8.00		03/01/35	35,873
323	356 44 (IO)	6.00		01/01/20	47,507
424	356 45 (IO)	6.00		01/01/20	62,150
145	356 46 (IO)	6.50		03/01/20	21,958
125	356 48 (IO)	7.00		11/01/19	15,760
	Total Government Agencies				486,337
	Private Issues (15.1%)
	American Home Mortgage Assets
552	2006-4 1A3	3.205	(b)	10/25/46	249,458
518	2007-5 A3	3.195	(b)	06/25/47	238,992

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	American Home Mortgage Investment Trust
$1,426	2005-2 1A1	3.195	(b) %	09/25/45	$1,095,831
1,840	2007-01 GA1C	3.085	(b)	05/25/47	1,440,060
	Bear Stearns Mortgage Funding Trust
42	2006-16 4A4 – 144A (a)	6.50		03/27/36	42,220
1,416	2006-AR5 1A1	3.055	(b)	12/25/46	1,100,929
	Bear Stearns Structured Products Inc.
8,135	2006-16 4C (IO) – 144A (a)	0.00	(b)	03/27/36	16,269
12,463	2006-17 4C (IO) – 144A (a)	0.00	(b)	05/27/36	93,473
12,823	2007-N 14C (IO) – 144A (a)	1.429	(b)	01/27/37	160,287
16,052	2007-N2 13C (IO) – 144A (a)	1.542	(b)	01/27/37	176,573
16,279	2007-N3 10C (IO) – 144A (a)	2.57	(b)	06/26/36	203,486
17,550	2007-N5 5C (IO) – 144A (a)	0.588	(b)	04/25/37	438,753
	Countrywide Alternative Loan Trust
16,488	2005-41 1X (IO)	0.983	(b)	09/25/35	406,255
8,618	2005-58R A (IO) – 144A (a)	1.557	(b)	12/20/35	317,655
6,402	2005-59R A (IO) –144A (a)	1.439	(b)	12/20/35	203,066
6,303	2005-81 X1 (IO)	0.956	(b)	02/25/37	232,439
5,145	2006-OA1 2X (IO)	1.04	(b)	03/20/46	214,651
478	2006-OA2 A4	3.14	(b)	05/20/46	215,307
636	2006-OA17 1A3	3.10	(b)	12/20/46	298,044
18,298	2006-OA17 1XP (IO)	1.276	(b)	12/20/46	900,004
621	2006-OA21 A3	3.08	(b)	03/20/47	284,909
9,234	2006-OA21 X (IO)	1.53	(b)	03/20/47	473,535
12,248	2006-OA22 CP (IO) – 144A (a)	0.00	(b)	02/25/47	258,870
5,863	2007-OA7 CP (IO) – 144A (a)	1.823	(b)	05/25/47	158,038
1,482	2007-OA8 2A2	3.125	(b)	06/25/47	919,583
1,108	2007-OA9 A1	3.185	(b)	06/25/47	841,492
	DSLA Mortgage Loan Trust
1,439	2007-AR1 2A1A	2.94	(b)	04/19/38	1,137,607
	Deutsche Alt-A Securities Inc Mortgage
524	2006-OA1 A3	4.906	(b)	02/25/47	287,961
	Greenpoint Mortgage Funding Trust
2,577	2005-AR3 X1 (IO)	1.207	(b)	08/25/45	83,761
4,088	2005-AR4 X4 (IO)	1.991	(b)	10/25/45	148,178
1,007	2006-AR2 3A2	3.215	(b)	03/25/36	629,009
1,600	2006-AR4 M2	3.325	(b)	09/25/46	407,933
1,692	2006-AR5 M2	3.305	(b)	10/25/46	679,583
1,502	2006-AR7 M2	3.325	(b)	12/25/46	396,759

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	GS Mortgage Securities Corp.
$2,911	2006-OA1R A (IO) – 144A (a)	1.71	(b) %	08/25/35	$60,044
	Harborview Mortgage Loan Trust
5,807	2005-2 X (IO)	1.464	(b)	05/19/35	140,643
3,742	2005-3 X2 (IO)	0.321	(b)	06/19/35	96,469
0	2006-1 PO1 (PO)			03/19/37	3,632
5,463	2006-1 X1 (IO)	0.414	(b)	03/19/37	202,285
466	2006-9 NIM – 144A (a)	0.00		12/15/36	138,803
1,394	2006-10 2A1A	2.98	(b)	11/19/36	1,088,385
	Indymac Indx Mortgage Loan Trust
718	2005-AR4 2A1A	3.175	(b)	03/25/35	580,944
4,627	2005-AR12 AX2 (IO)	1.057	(b)	07/25/35	122,177
	Luminent Mortgage Trust
735	2006-1 A1	3.135	(b)	04/25/36	557,883
	Mastr Adjustable Rate Mortgages Trust
519	2006-OA1 3A3	4.735	(b)	04/25/46	233,517
	Residential Accredit Loans, Inc.
469	2006-QO1 1A1	3.155	(b)	02/25/46	307,650
368	2006-QO1 2A1	3.165	(b)	02/25/46	257,538
5,178	2007-QO3 SB (IO) – 144A (a)	1.157	(b)	03/25/47	106,799
2,143	2007-QO4 A1	3.095	(b)	05/25/47	1,678,976
12,869	2007-QO4 SB (IO) – 144A (a)	2.90	(b)	05/25/47	273,477
29,476	2007-QO5 SB (IO) – 144A (a)	0.00	(b)	08/25/47	276,334
	Structured Asset Mortgage Investments Inc.
1,487	2005-14 A1	3.205	(b)	07/25/35	1,196,559
985	2006-AR2 A2	3.205	(b)	02/25/36	612,444
515	2006-AR3 3A1	3.085	(b)	02/25/36	400,140
483	2006-AR6 1A5	3.175	(b)	07/25/36	221,936
1,394	2006-AR8 A1A	3.095	(b)	10/25/36	1,097,784
1,689	2007-AR4 A4A	3.075	(b)	09/25/47	1,247,948
	WAMU Mortgage Pass-Through Certificates
204	2005-AR17 A1B1	3.145	(b)	12/25/45	197,305
26	2005-AR19 A1B1	3.145	(b)	12/25/45	25,546
498	2006-AR5 4A1B	3.175	(b)	07/25/46	231,824
1,572	2007-OA6 CA1B	3.125	(b)	07/25/47	982,507
	Total Private				27,090,519
	Total Collateralized Mortgage Obligations (Cost $39,204,966)				27,576,856

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (3.7%)
	Banc of America Commercial Mortgage Inc.
$1,000	2006-5 A4	5.414%		09/10/47	$982,448
800	2007-3 A4	5.877	(b)	06/10/49	791,278
	Bear Stearns Commercial Mortgage Securities
800	2007-PW17 A4	5.694		06/11/50	789,425
750	2007-C9 A4	6.01		12/10/49	751,339
	Citigroup Commercial Mortgage Trust
800	2006-C5 A4	5.431		10/15/49	784,942
800	2007-C6 A4	5.889		06/10/17	795,553
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,000	2007-LD11 A4	6.007		06/15/49	1,000,848
	LU-UBS Commercial Mortgage Trust
800	2007-C6 A4	5.858	(b)	07/15/40	799,613
	Total Commercial Mortgage-Backed Securities (Cost $6,767,883)				6,695,446
	Total United States (cost $141,834,780)				112,503,760
	Total Government & Corporate Bonds (Cost $202,158,242)				174,078,711
	Convertible Bond (0.1%)
	Telecommunication Equipment
178	Nortel Networks Corp. (Cost $177,220)	4.25		09/01/08	177,555
	Senior Loans (1.0%)
	Financial Publishing/Services (0.6%)
966	First Data Corp.	5.348	(b)	09/24/14	910,275
69	First Data Corp.	5.446	(b)	09/24/14	65,024
					975,299
	Oil & Gas Production (0.4%)
785	Sandridge Energy Inc.	8.625		04/01/15	789,906
	Total Senior Loans ( Cost $1,790,051)				1,765,205

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Common Stocks (0.0%)
	Telecommunications (0.0%)
9	Vital Holding Limited (Bermuda) (r)	$9
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (h) (r) (u)	0
	Electric Utilities (0.0%)
102	PNM Resources Inc. (o)	1,478
	Food: Specialty/Candy (0.0%)
445	SFAC New Holdings Inc. (o) (r) (u)	0
2,423	SFAC New Holdings Inc. (i) (o) (r) (u)	0
		0
	Restaurants (0.0%)
3,387	American Restaurant Group Holdings, Inc. (Class A) (o) (r) (u)	27,096
95,844	Catalina Restaurant Group (escrow) (o) (r) (u)	958
		28,054
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (l) (o) (r) (u)	127
133,935	PFB Telecom NV (Series B) (o) (r) (u)	0
665	XO Holdings, Inc. (o) (r)	499
		626
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (o) (r) (u)	0
	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (o) (r)	4,834
	Total Common Stocks ( Cost $42,272,088)	35,001

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (r) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A (a) (u)	03/01/10	0
	Specialty Telecommunications (0.0%)
1,331	XO Holdings, Inc. (Series A) (o)	01/16/10	66
997	XO Holdings, Inc. (Series B) (o)	01/16/10	35
997	XO Holdings, Inc. (Series C) (o)	01/16/10	20
			121
	Total Warrants (Cost $1,668)		121

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (3.0%)
	U.S. Government Obligations (n) (q) (0.5%)
$15	U.S. Treasury Bill	1.545%	10/09/08	$14,896
945	U.S. Treasury Bill	1.60	10/09/08	938,238
	Total U.S. Government Obligations (Cost $953,362)			953,134

NUMBER OF SHARES (000)
	Investment Company (m) (s) (2.5%)
4,356	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $4,356,450)		4,356,450
	Total Short-Term Investments (Cost $5,309,812)		5,309,584

	Total Investments (Cost $251,709,081) (t) (v)	101.2%	181,188,622
	Liabilities in Excess of Other Assets	(1.2)	(2,156,660)
	Net Assets	100.0%	$179,031,962

ARM	Adjustable rate mortgage, Interest rate in effect as of April 30, 2008.
IO	Interest only security.
PO	Principal only security. No rate exists for a principal only security.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect at January 31, 2008.
(c)	Payment-in-kind security.
(d)	Non-income producing security; bond in default.
(e)	Security issued with perpetual maturity.
(f)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
(g)	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(h)	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
(i)	Resale is restricted acquired (06/10/99) at a cost basis of $24.
(j)	Currency index credit linked unsecured note.
(k)	Capital appreciation bond.
(l)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
(m)	May include cash designated as collateral in connection with open swap contracts.
(n)	All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $425,460.
(o)	Acquired through exchange offer.
(p)	Issuer in bankruptcy.
(q)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(r)	Non-income producing securities.
(s)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(t)	Securities have been designated as collateral in amount equal to $97,970,344 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures contracts and open swap contracts.
(u)	Securities with a total market value equal to $471,943 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(v)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,315,200 and the aggregate gross unrealized depreciation is $74,367,659, resulting in net unrealized depreciation of $70,520,459.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

Forward Foreign Currency Contracts Open at April 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED (DEPRECIATION)
JPY	139,321,000	$1,365,892	07/09/08	$(20,501)
DKK	300,000	64,036	07/24/08	(1,510)
EUR	344,000	535,952	07/31/08	(1,140)
		Total Unrealized Depreciation		$(23,151)

Currency Abbreviations
BRL	Brazilian Real.
DKK	Danish Krone.
EGP	Egyptian Pound.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
NGN	Nigerian Naira.
RUB	Russian Ruble.

Futures Contracts Open at April 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
71	Long	U.S. Treasury Bonds 20 Year, June 2008	$8,299,235	$(10,544)
63	Long	U.S. Treasury Notes 5 Year, June 2008	7,055,016	(21,562)
12	Short	90 Day Euro$ December 2010	(2,876,250)	(24,981)
14	Short	90 Day Euro$ September 2010	(3,360,525)	(31,538)
17	Short	90 Day Euro$ June 2010	(4,086,588)	(41,484)
23	Short	90 Day Euro$ March 2010	(5,538,112)	(61,300)
23	Short	90 Day Euro$ December 2009	(5,545,875)	(65,113)
27	Short	90 Day Euro$ September 2009	(6,524,213)	(83,820)
27	Short	90 Day Euro$ June 2009	(6,536,025)	(88,811)
31	Short	90 Day Euro$ March 2009	(7,517,112)	(106,259)
36	Short	90 Day Euro$ December 2008	(8,739,000)	(126,846)
37	Short	90 Day Euro$ September 2008	(9,001,175)	(151,395)
39	Short	90 Day Euro$ June 2008	(9,489,188)	(168,560)
161	Short	U.S. Treasury Notes 10 Year, June 2008	(18,645,812)	(22,809)
136	Short	U.S. Treasury Notes 2 Year, June 2008	(28,925,500)	174,035
		Net Unrealized Depreciation		$(830,987)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at April 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. New York	$12,660	Fixed Rate 5.37%	Floating Rate 3.08#%	February 12, 2018	$137,361
Bank of America N.A. New York	6,240	Fixed Rate 5.593	Floating Rate 0.00#	February 19, 2018	117,749
Bank of America N.A. New York	2,570	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(10,845)
Bank of America N.A. New York	3,445	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(3,617)
Deutsche Bank AG, New York	87,000	Fixed Rate 2.075	Floating Rate 0.00##	June 17, 2009	(123,105)
Deutsche Bank AG, New York	5,500	Fixed Rate 5.198	Floating Rate 2.70#	October 4, 2017	373,285
Deutsche Bank AG, New York	21,400	Fixed Rate 5.349	Floating Rate 3.093#	May 24, 2017	1,697,234
Deutsche Bank AG, New York	EUR 3,315	Fixed Rate 5.32	Floating Rate 0.00@	May 1, 2028	15,994
Goldman Sachs Group Inc.	$ 6,360	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	112,763
Goldman Sachs Group Inc.	12,560	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	252,330
JPMorgan Chase Bank N.A. New York	9,700	Fixed Rate 5.088	Floating Rate 5.725#	September 11, 2017	572,203
JPMorgan Chase Bank N.A. New York	10,174	Fixed Rate 4.39	Floating Rate 2.939#	December 11, 2012	279,785
Merrill Lynch & Co Inc	3,430	Fixed Rate 5.00	Floating Rate 0.00#	April 15, 2018	(12,314)
Merrill Lynch & Co Inc	4,245	Floating Rate 0.00#	Fixed Rate 5.395	April 15, 2023	6,070
Bank of America N.A. New York	16,265	Floating Rate 3.08#	Fixed Rate 5.815	February 12, 2023	(170,132)
Bank of America N.A. New York	8,050	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(132,745)
Bank of America N.A. New York	4,410	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(2,911)
Bank of America N.A. New York	3,020	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	5,587
Deutsche Bank AG, New York	4,960	Floating Rate 0.00#	Fixed Rate 5.42	May 1, 2028	(6,250)
Deutsche Bank AG, New York	87,000	Floating Rate 0.00#	Fixed Rate 2.41	June 17, 2009	152,163
Goldman Sachs Group Inc.	8,160	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(118,320)
Goldman Sachs International	16,115	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(267,509)
JPMorgan Chase Bank N.A. New York	13,250	Floating Rate 0.00#	Fixed Rate 4.408	May 1, 2018	—
Merrill Lynch & Co Inc	4,245	Floating Rate 0.00#	Fixed Rate 5.395	April 15, 2023	—
	Net Unrealized Appreciation				$2,874,776

#	Floating rate represents USD-3 Months LIBOR.
##	Floating rate represents USD-1 Day OIS.
@	Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

Credit Default Swap Contracts Open at April 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG American Standard Inc.	Buy	$140	0.50%	March 20, 2013	$45
Goldman Sachs International American Standard Inc.	Buy	410	0.50	March 20, 2013	133
UBS AG American Standard Inc.	Buy	430	0.60	March 20, 2018	(36)
Credit Suisse International Arrow Electronics Inc.	Buy	300	1.00	March 20, 2015	(4,326)
Lehman Brothers Special Financing Inc. Arrow Electronics, Inc.	Buy	485	1.04	March 20, 2013	(14,758)
Credit Suisse International Arrow Electronics, Inc.	Buy	350	1.11	March 20, 2013	(6,142)
Goldman Sachs International Avalonbay Communities Inc.	Buy	710	3.05	March 20, 2013	(50,977)
Merrill Lynch International Carnival Corp.	Buy	225	1.50	March 20, 2018	(7,311)
Merrill Lynch International Carnival Corp.	Buy	360	1.57	March 20, 2018	(20,570)
Bank of America, N.A. Carnival Corp.	Buy	430	1.57	March 20, 2018	(24,570)
Goldman Sachs International Carnival Corp.	Buy	335	1.60	March 20, 2018	(12,371)
Merrill Lynch International Carnival Corp.	Buy	365	1.60	March 20, 2018	(13,479)
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	745	0.588	March 20, 2013	(8,307)
Lehman Brothers Special Financing Inc. Coca-Cola Enterprises Inc.	Buy	655	0.64	March 20, 2013	(8,850)
Goldman Sachs International Chubb Corp.	Buy	1,150	0.10	March 20, 2012	7,994
Goldman Sachs International Dell Inc.	Buy	575	0.22	March 20, 2012	4,703
Goldman Sachs International Dow Jones Index	Sell	800	1.40	December 20, 2012	40,741
Merrill Lynch International Dow Jones Index	Sell	1,200	1.40	December 20, 2012	84,046
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	3,812	3.75	December 20, 2012	(21,146)
JPMorgan Chase Bank, N.A. New York Eaton Corp.	Buy	125	0.60	March 20, 2013	(283)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank, N.A., New York Eaton Corp.	Buy	$345	0.62%	March 20, 2013	$(1,089)
Citibank, N.A., New York Eaton Corp.	Buy	280	0.72	March 20, 2013	(2,134)
Citibank, N.A., New York Eaton Corp.	Buy	560	0.82	March 20, 2018	(6,075)
Merrill Lynch International Eaton Corp.	Buy	305	0.92	March 20, 2018	(3,856)
Goldman Sachs International Eaton Corp.	Buy	170	0.97	March 20, 2018	(5,715)
Goldman Sachs International Gap, Inc.	Buy	700	1.19	March 20, 2012	(12,345)
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	255	0.45	March 20, 2018	(2,286)
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	180	0.46	March 20, 2018	(1,759)
Goldman Sachs International Goodrich Corp.	Buy	215	0.47	March 20, 2018	(2,275)
Bank of America, N.A. Goodrich Corp.	Buy	305	0.70	March 20, 2013	(6,359)
Bank of America, N.A. Goodrich Corp.	Buy	210	0.82	March 20, 2018	(8,164)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	1,200	0.12	December 20, 2011	17,167
UBS AG Martin Marietta Materials, Inc.	Buy	175	1.73	March 20, 2018	(1,561)
UBS AG Martin Marietta Materials, Inc.	Buy	175	1.78	March 20, 2013	(2,675)
Goldman Sachs International Motorola, Inc.	Buy	390	0.15	December 20, 2011	22,937
Goldman Sachs International Motorola, Inc.	Buy	800	0.157	December 20, 2011	46,866
Bank of America, N.A. Nordstrom, Inc.	Buy	300	1.03	March 20, 2018	(1,723)
Credit Suisse International Nordstrom, Inc.	Buy	780	1.04	March 20, 2013	(5,072)
Goldman Sachs International Nordstrom, Inc.	Buy	300	1.05	June 20, 2013	(1,841)
Credit Suisse International Nordstrom, Inc.	Buy	400	1.05	March 20, 2013	(2,778)
JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	240	1.07	March 20, 2018	(2,119)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	$240	1.15%	March 20, 2018	$(3,601)
JPMorgan Chase Bank, N.A. New York Pepsi Bottling Group, Inc.	Buy	200	0.58	March 20, 2013	(1,638)
JPMorgan Chase Bank, N.A. New York Pepsi Bottling Group, Inc.	Buy	265	0.63	March 20, 2013	(2,764)
Goldman Sachs International Prologis	Buy	310	3.33	March 20, 2013	(21,152)
Goldman Sachs International Qwest Capital Funding	Sell	500	3.25	December 20, 2012	(19,795)
Bank of America, N.A. Sealed Air Corp.	Buy	130	1.08	March 20, 2018	(317)
Goldman Sachs International Sealed Air Corp.	Buy	265	1.08	March 20, 2018	(647)
Bank of America, N.A. Sealed Air Corp.	Buy	180	1.12	March 20, 2018	(991)
Goldman Sachs International Sealed Air Corp.	Buy	130	1.24	March 20, 2018	(1,912)
Bank of America, N.A. Textron Financial Corp.	Buy	350	0.80	March 20, 2018	(198)
UBS AG Textron Financial Corp.	Buy	260	1.00	March 20, 2013	(1,706)
UBS AG Textron Financial Corp.	Buy	260	1.01	March 20, 2013	(1,705)
Goldman Sachs International Textron Financial Corp.	Buy	610	1.05	March 20, 2013	(5,505)
UBS AG Textron Financial Corp	Buy	600	1.06	March 20, 2013	(13,561)
Bank of America, N.A. Toll Brothers, Inc.	Buy	190	2.25	March 20, 2018	(5,036)
Bank of America, N.A. Toll Brothers, Inc.	Buy	380	2.90	March 20, 2013	(7,842)
Bank of America, N.A. Toll Brothers, Inc.	Buy	960	2.90	March 20, 2013	(19,819)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	233	0.43	March 20, 2012	3,259
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	453	0.43	March 20, 2012	6,331
Goldman Sachs International Union Pacific Corp.	Buy	600	0.20	December 20, 2011	2,397
	Net Unrealized Depreciation				$(134,522)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $247,352,631)	$176,832,172
Investment in affiliate, at value (cost $4,356,450)	4,356,450
Unrealized appreciation on open swap contracts	3,959,143
Cash	1,066
Receivable for:
Interest	2,307,129
Periodic interest on open swap contracts	784,628
Investment sold	740,789
Shares of beneficial interest sold	17,663
Dividends from affiliate	11,397
Prepaid expenses and other assets	45,504
Total Assets	189,055,941
Liabilities:
Unrealized depreciation on open swap contracts	1,218,889
Unrealized depreciation on open forward foreign currency contracts	23,151
Payable for:
Investments purchased	3,744,694
Collateral due to brokers	3,340,000
Shares of beneficial interest redeemed	516,915
Premium received on open swap contracts	441,325
Periodic interest on open swap contracts	247,131
Variation margin	98,645
Transfer agent fee	75,287
Distribution fee	69,910
Investment advisory fee	46,254
Administration fee	11,774
Accrued expenses and other payables	190,004
Total Liabilities	10,023,979
Net Assets	$179,031,962
Composition of Net Assets:
Paid-in-capital	$503,770,495
Net unrealized depreciation	(68,585,671)
Dividends in excess of net investment income	(340,112)
Accumulated net realized loss	(255,812,750)
Net Assets	$179,031,962
Class A Shares:
Net Assets	$101,086,445
Shares Outstanding ( unlimited authorized, $.01 par value )	17,587,524
Net Asset Value Per Share	$5.75
Maximum Offering Price Per Share, ( net asset value plus 4.44% of net asset value )	$6.01
Class B Shares:
Net Assets	$58,055,195
Shares Outstanding ( unlimited authorized, $.01 par value )	10,084,834
Net Asset Value Per Share	$5.76
Class C Shares:
Net Assets	$11,655,643
Shares Outstanding ( unlimited authorized, $.01 par value )	2,028,339
Net Asset Value Per Share	$5.75
Class I Shares@@:
Net Assets	$8,234,679
Shares Outstanding ( unlimited authorized, $.01 par value )	1,426,476
Net Asset Value Per Share	$5.77

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Loss:
Income
Interest	$5,797,798
Dividends from affiliate	78,270
Income from securities loaned – net	6,541
Total Income	5,882,609
Expenses
Investment advisory fee	302,437
Distribution fee (Class A shares)	128,305
Distribution fee (Class B shares)	273,432
Distribution fee (Class C shares)	50,936
Transfer agent fees and expenses	176,237
Professional fees	126,931
Administration fee	75,609
Shareholder reports and notices	57,176
Custodian fees	47,820
Registration fees	19,954
Trustees’ fees and expenses	7,118
Other	29,996
Total Expenses	1,295,951
Less: expense offset	(1,478)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,366)
Net Expenses	1,292,107
Net Investment Income	4,590,502
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	339,515
Futures contracts	(1,349,446)
Option contracts	(398,503)
Swap contracts	391,917
Foreign exchange transactions	892,998
Net Realized Loss	(123,519)
Change in Unrealized Appreciation/Depreciation on:
Investments	(9,883,876)
Futures contracts	(826,532)
Swap contracts	2,145,877
Translation of other assets and liabilities denominated in foreign currencies	16,399
Net Change in Unrealized Appreciation/Depreciation	(8,548,132)
Net Loss	(8,671,651)
Net Decrease	$(4,081,149)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,590,502	$13,854,832
Net realized gain (loss)	(123,519)	3,880,632
Net change in unrealized appreciation/depreciation	(8,548,132)	(3,844,150)
Net Increase (Decrease)	(4,081,149)	13,891,314
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,074,990)	(6,734,363)
Class B shares	(2,343,040)	(4,564,304)
Class C shares	(436,517)	(692,094)
Class I shares @@	(362,502)	(661,855)
Total Dividends	(7,217,049)	(12,652,616)
Net decrease from transactions in shares of beneficial interest	(12,399,356)	(38,877,763)
Net Decrease	(23,697,554)	(37,639,065)
Net Assets:
Beginning of period	202,729,516	240,368,581
End of Period
(Including dividends in excess of net investment income of $340,112 and accumulated undistributed net investment income of $2,286,435, respectively)	$179,031,962	$202,729,516

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) list options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

G.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

H.   Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap (‘‘Buy Contract’’), or provide credit protection on the referenced obligation of the credit default swap (‘‘Sale Contract’’). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

I.   Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of April 30, 2008, there were no securities on loan.

J.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

K.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

L.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,955,975 at April 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $247 , $46,063 and $724, respectively and received $27,100 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $2,366 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $78,270 for the six months ended April 30, 2008. During the six months ended April 30, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $49,606,364 and $51,128,497, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008, aggregated $43,729,176, and $54,374,429, respectively. Included in the aforementioned are purchases and sales/prepayments/maturities of U.S. Government securities of $8,858,406 and $24,865,379, respectively.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $5,251. At April 30, 2008, the Fund had an accrued pension liability of $88,742 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and forward foreign currency contracts, interest on bonds in default and capital loss deferrals on straddles.

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	637,358	$3,722,184	802,357	$4,906,979
Conversion from Class B	475,140	2,823,581	2,489,144	15,180,912
Reinvestment of dividends	492,763	2,883,384	576,614	3,515,548
Redeemed	(1,980,714)	(11,695,166)	(5,154,446)	(31,498,968)
Net decrease – Class A	(375,453)	(2,266,017)	(1,286,331)	(7,895,529)
CLASS B SHARES
Sold	439,145	2,611,401	1,302,409	7,975,646
Conversion to Class A	(474,342)	(2,823,581)	(2,485,069)	(15,180,912)
Reinvestment of dividends	255,548	1,496,058	304,486	1,860,000
Redeemed	(1,773,044)	(10,451,143)	(3,793,793)	(23,211,226)
Net decrease – Class B	(1,552,693)	(9,167,265)	(4,671,967)	(28,556,492)
CLASS C SHARES
Sold	120,434	717,268	330,267	2,019,934
Reinvestment of dividends	56,151	328,910	66,700	406,590
Redeemed	(181,438)	(1,070,524)	(500,453)	(3,048,992)
Net decrease – Class C	(4,853)	(24,346)	(103,486)	(622,468)
CLASS I SHARES @@
Sold	22,858	135,749	85,056	522,627
Reinvestment of dividends	54,502	321,332	86,657	530,405
Redeemed	(236,973)	(1,398,809)	(465,941)	(2,856,306)
Net decrease – Class I	(159,613)	(941,728)	(294,228)	(1,803,274)
Net decrease in Fund	(2,092,612)	$(12,399,356)	(6,356,012)	$(38,877,763)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

For hedging and investment purposes, the Fund may engage in transactions listed and over-the-counter options and interest rate futures to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

The Fund may lend securities to qualified institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2008 (unaudited) continued

return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9.   Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘FAS 161’’). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.10		$6.07		$6.14	$6.36	$6.38	$5.95
Income (loss) from investment operations:
Net investment income(1)	0.15		0.40		0.35	0.31	0.30	0.23
Net realized and unrealized gain (loss)	(0.27)		0.00		0.07	(0.07)	0.23	0.56
Total income (loss) from investment operations	(0.12)		0.40		0.42	0.24	0.53	0.79
Less dividends from net investment income	(0.23)		(0.37)		(0.49)	(0.46)	(0.55)	(0.36)
Net asset value, end of period	$5.75		$6.10		$6.07	$6.14	$6.36	$6.38
Total Return(2)	(1.96)	% (5)	6.72%		7.16%	3.91%	8.64%	13.65%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.14	%(4)(6)	1.05	% (4)	1.01%	0.95%	0.84%	0.84%
Net investment income	5.08	%(4)(6)	6.53	% (4)	5.84%	5.32%	4.76%	3.71%
Supplemental Data:
Net assets, end of period, in thousands	$101,086		$109,541		$116,819	$121,217	$32,383	$32,166
Portfolio turnover rate	23	%(5)	67%		67%	137%	282%	309%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.11		$6.08		$6.15	$6.37	$6.39	$5.96
Income (loss) from investment operations:
Net investment income(1)	0.13		0.36		0.32	0.30	0.26	0.19
Net realized and unrealized gain (loss)	(0.27)		0.00		0.06	(0.10)	0.22	0.56
Total income (loss) from investment operations	(0.14)		0.36		0.38	0.20	0.48	0.75
Less dividends from net investment income	(0.21)		(0.33)		(0.45)	(0.42)	(0.50)	(0.32)
Net asset value, end of period	$5.76		$6.11		$6.08	$6.15	$6.37	$6.39
Total Return(2)	(2.25)	% (5)	6.06%		6.51%	3.22%	7.91%	12.89%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.74	%(4)(6)	1.66	% (4)	1.61%	1.57%	1.51%	1.50%
Net investment income	4.48	%(4)(6)	5.92	% (4)	5.24%	4.70%	4.09%	3.06%
Supplemental Data:
Net assets, end of period, in thousands	$58,055		$71,079		$99,127	$145,764	$296,729	$349,392
Portfolio turnover rate	23	%(5)	67%		67%	137%	282%	309%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.10		$6.07		$6.14	$6.36	$6.38	$5.95
Income (loss) from investment operations:
Net investment income(1)	0.13		0.36		0.32	0.29	0.26	0.19
Net realized and unrealized gain (loss)	(0.27)		0.00		0.06	(0.09)	0.22	0.56
Total income (loss) from investment operations	(0.14)		0.36		0.38	0.20	0.48	0.75
Less dividends from net investment income	(0.21)		(0.33)		(0.45)	(0.42)	(0.50)	(0.32)
Net asset value, end of period	$5.75		$6.10		$6.07	$6.14	$6.36	$6.38
Total Return(2)	(2.25)	% (5)	6.07%		6.52%	3.22%	7.93%	12.92%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.74	%(4)(6)	1.66	%(4)	1.61%	1.57%	1.51%	1.50%
Net investment income	4.48	%(4)(6)	5.92	%(4)	5.24%	4.70%	4.09%	3.06%
Supplemental Data:
Net assets, end of period, in thousands	$11,656		$12,396		$12,965	$15,464	$17,106	$16,293
Portfolio turnover rate	23	%(5)	67%		67%	137%	282%	309%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31,
			2007		2006	2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$6.12		$6.09		$6.16	$6.38	$6.40	$5.97
Income (loss) from investment operations:
Net investment income(1)	0.16		0.42		0.37	0.35	0.31	0.24
Net realized and unrealized gain (loss)	(0.27)		(0.01)		0.06	(0.09)	0.23	0.56
Total income (loss) from investment operations	(0.11)		0.41		0.43	0.26	0.54	0.80
Less dividends from net investment income	(0.24)		(0.38)		(0.50)	(0.48)	(0.56)	(0.37)
Net asset value, end of period	$5.77		$6.12		$6.09	$6.16	$6.38	$6.40
Total Return(2)	(2.00)	% (5)	7.12%		7.40%	4.09%	8.81%	13.82%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.89	%(4)(6)	0.81	%(4)	0.76%	0.72%	0.66%	0.65%
Net investment income	5.33	%(4)(6)	6.77	%(4)	6.09%	5.55%	4.94%	3.91%
Supplemental Data:
Net assets, end of period, in thousands	$8,235		$9,713		$11,457	$13,506	$17,054	$20,743
Portfolio turnover rate	23	%(5)	67%		67%	137%	282%	309%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

DINSAN IU08-03390P-Y04108	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Semiannual Report April 30, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008

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EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

4

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

5

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

6

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer

7

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan Stanley Flexible Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

8

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan Stanley Flexible Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

9